Expense Example - Calamos Active Hedged Equity ETF - Calamos Active Hedged Equity ETF	Jun. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	$ 211